Note Popular, Inc. (Holding company only) financial information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Popular, Inc. Holding Co.
Equity method investments, distributions	$ 1.2	$ 3.5